INVESTMENTS IN SUBSIDIARIES AND ASSOCIATES - Summary of Basis of Consolidation (Detail) (Parenthetical) - BRL (R$) R$ in Thousands			12 Months Ended
		May 02, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of investments accounted for using equity method [line items]
Sale of interest			R$ 99,040
Cosan Luxembourg S A [member] | Direct
Disclosure of investments accounted for using equity method [line items]
Percentage of ownership interest, subsidiary	[1]		100.00%	100.00%
Unsecured liability			R$ 146,276
Sinlog Tecnologia em Logstica SA [Member] | Direct
Disclosure of investments accounted for using equity method [line items]
Percentage of ownership interest, subsidiary	[2]			57.48%
Sale of interest		R$ 45,000
Radar Propriedades Agricolas S.A. [member] | Direct
Disclosure of investments accounted for using equity method [line items]
Percentage of ownership interest, subsidiary	[3]		50.00%	50.00%
Number of shares above 50 percent held in subsidiary			1
Radar II Propriedades Agricolas S.A. [member] | Direct
Disclosure of investments accounted for using equity method [line items]
Percentage of ownership interest, subsidiary	[3]		50.00%	50.00%
Number of shares above 50 percent held in subsidiary			1
Nova Agrícola Ponte Alta S.A. [member] | Direct
Disclosure of investments accounted for using equity method [line items]
Percentage of ownership interest, subsidiary	[3]		50.00%	50.00%
Number of shares above 50 percent held in subsidiary			1
Nova Amaralina S.A Propriedades Agrícolas [member] | Direct
Disclosure of investments accounted for using equity method [line items]
Percentage of ownership interest, subsidiary	[3]		50.00%	50.00%
Number of shares above 50 percent held in subsidiary			1
Nova Santa Bárbara Agrícola S.A. [member] | Direct
Disclosure of investments accounted for using equity method [line items]
Percentage of ownership interest, subsidiary	[3]		50.00%	50.00%
Number of shares above 50 percent held in subsidiary			1
Terras da Ponta Alta S.A. [member] | Direct
Disclosure of investments accounted for using equity method [line items]
Percentage of ownership interest, subsidiary	[3]		50.00%	50.00%
Number of shares above 50 percent held in subsidiary			1
Castanheira Propriedades Agrícolas S.A. [member] | Direct
Disclosure of investments accounted for using equity method [line items]
Percentage of ownership interest, subsidiary	[3]		50.00%	50.00%
Number of shares above 50 percent held in subsidiary			1
Manacá Propriedades Agrícolas S.A. [member] | Direct
Disclosure of investments accounted for using equity method [line items]
Percentage of ownership interest, subsidiary	[3]		50.00%	50.00%
Number of shares above 50 percent held in subsidiary			1
Paineira Propriedades Agrícolas S.A. [member] | Direct
Disclosure of investments accounted for using equity method [line items]
Percentage of ownership interest, subsidiary	[3]		50.00%	50.00%
Number of shares above 50 percent held in subsidiary			1
Tellus Brasil Participacoes S.A. [member] | Direct
Disclosure of investments accounted for using equity method [line items]
Percentage of ownership interest, subsidiary	[4]		20.00%	20.00%
Tellus Brasil Participacoes S.A. [member] | Direct | Bottom of range [member]
Disclosure of investments accounted for using equity method [line items]
Percentage of voting shares, subsidiary			60.00%
Janus Brasil Participacoes S.A. [member] | Direct
Disclosure of investments accounted for using equity method [line items]
Percentage of ownership interest, subsidiary	[4]		20.00%	20.00%
Janus Brasil Participacoes S.A. [member] | Direct | Bottom of range [member]
Disclosure of investments accounted for using equity method [line items]
Percentage of voting shares, subsidiary			60.00%
Duguetiapar Empreendimentos e Participações S.A. [member] | Direct
Disclosure of investments accounted for using equity method [line items]
Percentage of ownership interest, subsidiary	[4]		20.00%	20.00%
Duguetiapar Empreendimentos e Participações S.A. [member] | Direct | Bottom of range [member]
Disclosure of investments accounted for using equity method [line items]
Percentage of voting shares, subsidiary			60.00%
Gamiovapar Empreendimentos e Participações S.A. [member] | Direct
Disclosure of investments accounted for using equity method [line items]
Percentage of ownership interest, subsidiary	[4]		20.00%	20.00%
Gamiovapar Empreendimentos e Participações S.A. [member] | Direct | Bottom of range [member]
Disclosure of investments accounted for using equity method [line items]
Percentage of voting shares, subsidiary			60.00%

[1]	Despite presenting an unsecured liability amount of R$146,276 as of December 31, 2023, as shown below, no other events or conditions were identified that, individually or collectively, may raise relevant doubts as to the ability to maintenance of its operational continuity. Subsidiaries have financial support from the Company.
[2]	Sale of interest completed on May 2, 2023, for R$45,000.
[3]	The Company is the majority shareholder, holding 50% of the capital stock plus one share.
[4]	The Company holds more than 60.00% of the voting shares of each entity, has decision-making power over the relevant activities of each entity and has the right to appoint a majority of the members of the board of directors of each entity pursuant to a shareholders' agreement entered with certain other shareholders of these entities.